UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06403

MORGAN STANLEY EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Morgan Stanley Emerging Markets Fund, Inc.

		Value
	Shares	(000)
Common Stocks (94.7%)
(Unless Otherwise Noted)
Austria (0.6%)
Commercial Banks
Raiffeisen International Bank Holding AG	19,656	$1,429

Brazil (11.8%)
Airlines
Tam S.A. (Preference) ADR	129,011	2,433

Commercial Banks
Banco do Brasil S.A.	202,310	2,379
Banco Itau Holding Financeira S.A. ADR	30,200	528
Banco Nacional S.A. (Preference) (a)(b)(c)	61,598,720	—
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	130,712	3,838
		6,745
Food Products
Perdigao S.A. (c)	93,461	1,771

Household Durables
Cyrela Brazil Realty S.A.	176,420	1,780
Gafisa S.A.	65,553	834
Gafisa S.A. ADR	21,279	547
PDG Realty S.A. Empreendimentos e Participacoes	56,000	388
		3,549
Media
NET Servicos de Comunicacao S.A. (Preference) (c)	174,518	1,516

Metals & Mining
Cia Vale do Rio Doce ADR	243,188	4,304
Cia Vale do Rio Doce (Preference), Class A	17,252	293
Usinas Siderurgicas de Minas Gerais S.A.	35,231	710
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A	9,842	209
		5,516
Oil, Gas & Consumable Fuels
Petroleo Brasileiro S.A. ADR	91,426	3,421
Petroleo Brasileiro S.A. (Preference)	241,632	4,389
		7,810
		29,340
China/Hong Kong (15.3%)
Automobiles
Dongfeng Motor Group Co., Ltd., Class H	4,136,000	1,529

Commercial Banks
China Citic Bank, Class H	1,524,000	679
China Construction Bank Corp., Class H	6,006,000	3,986
Industrial & Commercial Bank of China, Class H	5,156,000	3,071
		7,736
Communications Equipment
BYD Electronic International Co., Ltd.	849,500	$279

Construction Materials
Anhui Conch Cement Co., Ltd., Class H (c)	161,000	612

Independent Power Producers & Energy Traders
China Resources Power Holdings Co.	637,000	1,379
Datang International Power Generation Co., Ltd., Class H	1,234,000	691
		2,070
Industrial Conglomerates
Shanghai Industrial Holdings Ltd.	566,000	1,299

Insurance
China Life Insurance Co., Ltd., Class H	1,182,000	4,376

Marine
China COSCO Holdings Co., Ltd., Class H	734,500	671

Media
Focus Media Holding Ltd. ADR (c)	80,400	2,292

Metals & Mining
Maanshan Iron & Steel, Class H	2,896,000	912

Oil, Gas & Consumable Fuels
China Coal Energy Co.	3,089,000	3,212
PetroChina Co., Ltd., Class H	5,234,000	5,533
		8,745
Specialty Retail
GOME Electrical Appliances Holdings Ltd.	9,647,000	2,816

Wireless Telecommunication Services
China Mobile Ltd.	479,500	4,801
		38,138
Colombia (0.7%)
Commercial Banks
BanColombia S.A. ADR	60,617	1,724

Czech Republic (2.1%)
Commercial Banks
Komercni Banka A.S.	6,024	1,327

Electric Utilities
CEZ A.S.	54,808	3,349

Media
Central European Media Enterprises Ltd., Class A (c)	7,112	465
		5,141
India (8.3%)
Automobiles
Maruti Suzuki India Ltd.	92,400	1,387

Commercial Banks
Axis Bank Ltd.	51,700	814
HDFC Bank Ltd.	76,700	2,057
State Bank of India Ltd.	25,000	810
		3,681
Construction Materials
India Cements Ltd.	277,677	747

Electric Utilities
GVK Power & Infrastructure Ltd. (c)	592,000	344

Electrical Equipment
ABB Ltd.	11,705	200
Bharat Heavy Electricals Ltd.	61,730	2,133
		2,333

1

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Emerging Markets Fund, Inc.

		Value
	Shares	(000)
India (Cont’d)
Household Products
Hindustan Unilever Ltd.	295,746	$1,603

Information Technology Services
Infosys Technologies Ltd.	76,232	2,303
Tata Consultancy Services Ltd.	39,275	565
		2,868
Media
Deccan Chronicle Holdings Ltd.	289,000	522
Television Eighteen India Ltd. (b)	81,183	349
		871
Oil, Gas & Consumable Fuels
Reliance Industries Ltd.	46,091	1,948

Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	89,394	938

Thrifts & Mortgage Finance
Housing Development Finance Corp.	43,222	2,018

Wireless Telecommunication Services
Bharti Airtel Ltd. (c)	77,295	1,314
Reliance Communications Ltd.	68,200	494
		1,808
		20,546
Indonesia (2.7%)
Automobiles
Astra International Tbk PT	834,100	1,494

Commercial Banks
Bank Central Asia Tbk PT	3,583,500	1,183
Bank Mandiri Persero Tbk PT	2,339,000	650
Bank Rakyat Indonesia Tbk PT	1,653,500	935
		2,768
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	1,822,500	1,370

Gas Utilities
Perusahaan Gas Negara PT	1,477,500	337

Oil, Gas & Consumable Fuels
Bumi Resources Tbk PT	2,465,500	816
		6,785

Israel (0.0%)
Aerospace & Defense
Elbit Systems Ltd.	1	— @

Luxembourg (0.7%)
Wireless Telecommunication Services
Millicom International Cellular S.A.	25,883	1,777

Malaysia (0.3%)
Industrial Conglomerates
Sime Darby Bhd	373,700	721

Mexico (6.0%)
Commercial Banks
Grupo Financiero Banorte S.A.B. de C.V., Class O	653,300	2,085

Construction & Engineering
Empresas ICA S.A.B de C.V. (c)	247,352	719

Food & Staples Retailing
Wal-Mart de Mexico S.A.B de C.V. ADR	48,300	1,683
Wal-Mart de Mexico S.A.B. de C.V., Class V	88,505	310
		1,993
Household Durables
Corp. GEO S.A.B. de C.V. Class B (c)	316,511	745
Desarrolladora Homex S.A.B. de C.V. ADR (c)	25,488	1,127
Urbi Desarrollos Urbanos S.A. de C.V. (c)	320,200	748
		2,620
Media
Grupo Televisa S.A. ADR	93,700	2,049

Wireless Telecommunication Services
America Movil S.A.B. de C.V., Class L ADR	119,412	5,536
		15,002
Nigeria (0.3%)
Commercial Banks
Guaranty Trust Bank plc GDR	105,370	737

Pakistan (0.9%)
Commercial Banks
MCB Bank Ltd.	167,800	507
National Bank of Pakistan	326,330	387
		894
Diversified Telecommunication Services
Pakistan Telecommunication Co., Ltd.	843,000	339

Oil, Gas & Consumable Fuels
Oil & Gas Development Co., Ltd.	549,700	664
Pakistan State Oil Co., Ltd.	76,400	274
		938
		2,171
Panama (0.9%)
Airlines
Copa Holdings S.A. , Class A	68,305	2,220

Poland (4.6%)
Commercial Banks
Bank Pekao S.A.	43,583	3,155
Bank Zachodni WBK S.A.	18,312	1,176
Getin Holding S.A. (c)	234,525	890
Powszechna Kasa Oszczednosci Bank Polski S.A.	171,509	3,150
		8,371
Construction & Engineering
Budimex S.A. (c)	10,209	305
PBG S.A. (c)	8,373	808
Polimex Mostostal S.A.	336,387	636
		1,749
Diversified Telecommunication Services
Telekomunikacja Polska S.A.	102,658	982

Metals & Mining
KGHM Polska Miedz S.A.	15,000	315
		11,417
Qatar (0.7%)
Commercial Banks
Qatar National Bank S.A.Q	11,731	611

2

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Emerging Markets Fund, Inc.

		Value
	Shares	(000)
Qatar (Cont’d)
Insurance
Qatar Insurance Co.	22,194	$1,037
		1,648
Russia (8.0%)
Electric Utilities
RusHydro (c)	26,001,700	822

Paper & Forest Products
Alliance Cellulose Ltd., Class B (a)(b)(c)	156,075	—

Wireless Telecommunication Services
Vimpel-Communications ADR	59,059	1,199

Energy Equipment & Services
TMK OAO (Registered) GDR	58,216	1,457

Food & Staples Retailing
X 5 Retail Group N.V. GDR (c)	42,194	923

Metals & Mining
Novolipetsk Steel OJSC (Registered) GDR	15,355	288

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	172,413	5,540
LUKOIL ADR	108,064	6,506
Rosneft Oil Co. GDR	478,354	3,296
		15,342
		20,031
South Africa (5.7%)
Construction & Engineering
Raubex Group Ltd.	270,055	1,004

Food & Staples Retailing
Massmart Holdings Ltd.	155,706	1,419

Food Products
Tiger Brands Ltd.	15,900	274

Industrial Conglomerates
Murray & Roberts Holdings Ltd.	105,943	1,294

Media
Naspers Ltd., Class N	110,600	2,187

Multiline Retail
Woolworths Holdings Ltd.	378,845	537

Oil, Gas & Consumable Fuels
Sasol Ltd.	55,433	2,355

Specialty Retail
Mr. Price Group Ltd.	335,600	936

Wireless Telecommunication Services
MTN Group Ltd.	302,340	4,282
		14,288
South Korea (11.7%)
Automobiles
Hyundai Motor Co.	57,420	3,623

Chemicals
LG Chem Ltd.	25,084	1,976
SSCP Co., Ltd. (c)	37,645	330
		2,306
Commercial Banks
Kookmin Bank	20,267	902
Shinhan Financial Group Co., Ltd.	53,991	1,947
		2,849
Construction & Engineering
Hyundai Development Co.	32,660	1,230

Food & Staples Retailing
Shinsegae Co., Ltd.	337	159

Household Durables
LG Electronics, Inc.	18,736	1,746
Woongjin Coway Co., Ltd.	73,337	1,851
		3,597
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	8,299	1,456

Internet Software & Services
NHN Corp. (c)	12,470	1,608

Marine
STX Pan Ocean Co., Ltd.	858,800	1,227

Media
Cheil Worldwide, Inc.	5,026	944

Metals & Mining
POSCO	3,255	1,203

Personal Products
Amorepacific Corp.	1,433	774

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	12,547	5,778
Samsung Electronics Co., Ltd. (Preference)	3,779	1,198
		6,976
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.	27,752	1,220
		29,172
Taiwan (7.7%)
Chemicals
Formosa Plastics Corp.	234,000	382
Taiwan Fertilizer Co., Ltd.	218,000	411
		793
Commercial Banks
Chinatrust Financial Holding Co., Ltd.	2,063,968	1,109
First Financial Holding Co., Ltd.	1,473,800	928
		2,037
Computers & Peripherals
Acer, Inc.	824,540	1,408
Asustek Computer, Inc.	1,002,765	1,991
High Tech Computer Corp.	56,000	870
		4,269
Construction Materials
Taiwan Cement Corp.	370,230	220

Diversified Financial Services
Yuanta Financial Holding Co., Ltd.	2,739,000	1,523

Diversified Telecommunication Services
Chunghwa Telecom Co., Ltd. (c)	509,000	1,192

Electronic Equipment & Instruments
HON HAI Precision Industry Co., Ltd.	889,100	3,163

Insurance
Cathay Financial Holding Co., Ltd.	1,081,150	1,516

Marine
Yang Ming Marine Transport Corp.	570,423	200

Metals & Mining
China Steel Corp.	652,300	641

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	2,171,011	3,570
		19,124

3

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Emerging Markets Fund, Inc.

			Value
	Shares		(000)
Thailand (1.4%)
Commercial Banks
Bangkok Bank PCL NVDR	225,900		694
Kasikornbank PCL NVDR	428,200		800
Siam Commercial Bank PCL (Foreign), Class F	304,300		628
			2,122
Oil, Gas & Consumable Fuels
PTT Exploration & Production PCL (Foreign)	150,600		565
PTT PCL (Foreign)	53,600		361
			926
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	197,600		474
			3,522
Turkey (4.3%)
Beverages
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	138,000		1,421

Commercial Banks
Akbank T.A.S.	432,415		2,211
Asya Katilim Bankasi A.S. (c)	381,300		602
Turkiye Garanti Bankasi A.S. (c)	1,015,732		2,422
Turkiye Is Bankasi A.S., Class C	266,904		1,114
			6,349
Construction & Engineering
Tekfen Holding A.S.	252,169		1,401

Diversified Financial Services
Haci Omer Sabanci Holding A.S.	235,064		886

Wireless Telecommunication Services
Turkcell Iletisim Hizmet A.S.	125,773		772
			10,829
Total Common Stocks (Cost $285,799)			235,762
Investment Company (0.8%)
India (0.8%)
Diversified Financial Services
Morgan Stanley Growth Fund (d) (Cost $439)	2,450,493		$2,011

	Face Amount
	(000)
Debt Instrument (0.0%)
India (0.0%)
Metals & Mining
Shri Ishar Alloy Steels Ltd.,(expired maturity) (a)(b) (Cost $408)	INR	581	—

	Shares
Short-Term Investment (3.9%)
United States (3.9%)
Investment Company
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class
(Cost $9,612)(d)	9,611,773		9,612
Total Investments (99.4%) (Cost $296,258) +(e)			247,385
Other Assets in Excess of Liabilities (0.6%)			1,386
Net Assets (100%)			$248,771

(a)	Security has been deemed illiquid at September 30, 2008
(b)	Securities were valued at fair value — At September 30, 2008, the Fund held approximately $349,000 of fair valued securities, representing 0.1% of net assets.
(c)	Non-income producing security.
(d)

The Fund invests in Morgan Stanley Growth Fund, a closed-end managed investment company advised by an affiliate of the Advisor. The Morgan Stanley Growth Fund was acquired at a cost of $439,634. During the period ended September 30, 2008, there were no purchases and the Fund has sold 1,138,300 shares of the investment for a realized gain of $970,470. The Fund derived no income from this security during the period ended September 30, 2008. The Fund invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately less than $500 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $269,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $167,619,000 and $296,406,000, respectively.

(e)

The approximate market value and percentage of total investments, $183,405,000 and 74.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Value is less than $500.
+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $296,258,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $48,873,000 of which $15,466,000 related to appreciated securities and $64,339,000 related to depreciated securities.

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
INR	2,011	$43	10/1/08	USD	43	$43	$ — @
USD	420	420	10/2/08	HKD	3,261	420	— @
USD	2	2	10/3/08	ZAR	16	2	— @
USD	21	21	10/6/08	ZAR	172	21	— @
ZAR	218	27	10/2/08	USD	27	27	— @
ZAR	697	83	10/7/08	USD	83	83	— @
		$596				$596	$ — @

HKD	— Hong Kong Dollar
INR	— Indian Rupee
USD	— United States Dollar
ZAR	— South African Rand

4

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments* (000)
Level 1 - Quoted Prices	$61,948	$—
Level 2 - Other Significant Observable Inputs	185,437	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$247,385	$—

*Other financial instruments include futures, forwards and swap contracts.

At September 30, 2008 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

Security Valuation — Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 18, 2008